Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 265,649	$ 257,950
Accounts receivable, net of allowances of $7,796 and $543 as of December 31, 2012 and 2013, respectively	17,100	8,666
Note receivable, net	58
Inventories, net	13,576	7,490
Prepaid expenses and other current assets	10,436	15,678
Total current assets	306,819	289,784
Property, plant and equipment, net	94,282	80,614
Land use rights, net	10,729	10,645
Acquired intangible assets, net	2,798	4,061
Goodwill		1,242
Total assets	414,628	386,346
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2012 and 2013, respectively)	14,247	11,140
Short-term loans (including short-term loans of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2012 and 2013, respectively)	15,350	15,350
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $184 and $189 as of December 31, 2012 and 2013, respectively)	21,302	11,784
Advance from customers (including advance from customers of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2012 and 2013, respectively)	9,525	9,173
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2012 and 2013, respectively)	3,854	4,178
Income tax payable (including income tax payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $21 and $22 as of December 31, 2012 and 2013, respectively)	254	1,062
Put option liability (including put option of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2012 and 2013, respectively)	1,830	1,680
Total current liabilities	66,362	54,367
Long-term loan (including long-term loan of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2012 and 2013, respectively)	290	290
Total liabilities	66,652	54,657
Commitments (Note 20)
Equity:
Ordinary shares of par value $0.00002: (50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193, as of December 31, 2012 and 2013, respectively)	16	16
Additional paid-in capital	144,083	142,837
Accumulated other comprehensive income	55,841	46,822
Statutory reserve	23,730	23,137
Retained earnings	90,409	93,472
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	314,079	306,284
Noncontrolling interests	33,897	25,405
Total equity	347,976	331,689
TOTAL LIABILITIES AND EQUITY	$ 414,628	$ 386,346